Schedule of net operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gross revenues	R$ 35,325,211	R$ 18,633,249	R$ 15,869,245
PIS/Pasep and Cofins	(2,839,713)
ICMS (VAT)	(4,984,945)
[custom:RegulatoryCharges]	(3,508,757)
[custom:NetRevenue]	23,984,287
Service tax	(7,509)
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	12,296,456	6,652,824	6,426,016
PIS/Pasep and Cofins	(909,527)
ICMS (VAT)	(2,465,992)
[custom:RegulatoryCharges]	(1,683,260)
[custom:NetRevenue]	7,237,677
Electricity Sales To Distributors [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	7,034,152	3,779,830	2,865,866
PIS/Pasep and Cofins	(885,904)
ICMS (VAT)	(22,121)
[custom:RegulatoryCharges]	(74,273)
[custom:NetRevenue]	6,051,854
Use Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	10,088,231	4,372,596	4,138,771
PIS/Pasep and Cofins	(707,904)
ICMS (VAT)	(2,334,029)
[custom:RegulatoryCharges]	(1,751,224)
[custom:NetRevenue]	5,295,074
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	1,951,559	1,414,067	1,132,884
[custom:NetRevenue]	1,951,559
Fair Value Of Assets From The Indemnity For The Concession [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	142,642	57,341	36,646
[custom:NetRevenue]	142,642
Distribution Of Piped Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	950,850	502,655	843,183
PIS/Pasep and Cofins	(75,357)
ICMS (VAT)	(162,710)
[custom:NetRevenue]	712,267
Service tax	(516)
Sectorial Financial Assets And Liabilities Result [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	2,502,324
PIS/Pasep and Cofins	(231,465)
Sectorial Financial Assets And Liabilities Result 2 [Member]
IfrsStatementLineItems [Line Items]
Gross revenues		676,939	18,631
[custom:NetRevenue]	2,270,859
Other Operating Revenue [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	358,997	366,434	R$ 407,248
PIS/Pasep and Cofins	(29,556)
ICMS (VAT)	(93)
[custom:NetRevenue]	322,355
Service tax	R$ (6,993)
Recovery Of Pis Pasep And Cofins On I C M S [Member]
IfrsStatementLineItems [Line Items]
Gross revenues		R$ 810,563